Impairment losses and goodwill - Sensitivity of recoverable amounts (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Percentage of other entities share of aggregated recoverable amount of consolidated entities	4.00%
Percentage of recognition of goodwill relating to certain non-controlling interests (as a percent)	100.00%
Impairment of goodwill		€ (817)	€ (3,702)
Impairment of fixed assets	€ (1)	€ (23)	(5)
Spain, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill			€ (3,702)
Spain, operating segment [member] | Perpetual growth rate [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0071)
FRANCE | Discount rate, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0134	0.0139	0.0234
FRANCE | Perpetual growth rate [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0115)	(0.0120)	(0.0217)
FRANCE | Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.25)	(0.26)	(0.39)
SPAIN | Discount rate, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0067	0.0044	0.0019
SPAIN | Perpetual growth rate [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.0047)	(0.0021)
SPAIN | Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.12)	(0.08)	(0.04)
POLAND | Discount rate, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0254	0.0249	0.0269
POLAND | Perpetual growth rate [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0295)	(0.0272)	(0.0221)
POLAND | Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.33)	(0.32)	(0.30)
Enterprise cash-generating unit | Discount rate, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0279	0.0100	0.1125
Enterprise cash-generating unit | Perpetual growth rate [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0369)	(0.0115)	(0.1026)
Enterprise cash-generating unit | Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.36)	(0.19)	(0.83)
Belgium | Discount rate, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.0097
Belgium | Perpetual growth rate [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.0097)
Belgium | Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.15)
Romania
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill		€ (789)
Romania | Discount rate, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount			0.0044
Romania | Perpetual growth rate [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount			(0.45)
Romania | Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount			(0.10)
Sierra Leone | Discount rate, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.0050
Sierra Leone | Perpetual growth rate [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.0072)
Sierra Leone | Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.06)
JORDAN
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Hypothetical increase in discount rate	1.00%
Hypothetical decrease in perpetual growth rate	1.00%
Hypothetical decrease in terminal year cash flows	10.00%
Goodwill, cash generating unit, sensitivity analysis, impairment risk of impairment percentage	11.00%
Mobile Financial Services
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill		€ (28)
Impairment of fixed assets	€ (42)	€ (21)